SHAREHOLDER' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDER' EQUITY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31,
	2 0 1 5		2 0 1 4		2 0 1 3
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	4,227,610	0.1	4,804,444	0.4	5,509,563	0.45
Changes during the year:
Granted (1)	535,000	0.17	1,140,000	0.08	345,000	0.09
Exercised	(190,000)	0.05	-	-	-	-
Forfeited	(382,191)	0.11	(1,716,834)	0.92	(1,050,119)	0.43
Options outstanding at end of year	4,190,419	0.11	4,227,610	0.1	4,804,444	0.43
Options exercisable at year end	3,170,424	0.10	3,169,583	0.11	3,689,416	0.4
Weighted average fair value of options granted during the year (2)	$0.12		$0.04		$0.09

(1)	Options granted in 2015, 2014 and 2013 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2014 and 2015, with the following weighted average assumptions:

Schedule of Fair Value of Options Granted
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Dividend yield	0%	0%	0%
Expected volatility	81%	64%	64%
Risk-free interest rate	1.72%	1.5%	1.5%
Expected life - in years	6.5	4	4

Schedule of Information about Options Granted
(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2015:

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2015	life	2015	life
$		Years		Years

0.05-0.32	4,000,419	0.03-9.82	2,980,424	0.03-8.88
0.4-0.46	127,500	1.28-2.12	127,500	1.28-2.12
0.49	25,000	2.01	25,000	2.01
0.75-0.78	37,500	0.12-1.29	37,500	0.15-1.29
	4,190,419		3,170,424

(c)	As of December 31, 2015 the aggregate intrinsic value for the option exercisable was $299 thousands with a weighted average remaining contractual life of 5.9 years.